Quarterly Holdings Report
for
Fidelity Advisor® Semiconductors Fund
April 30, 2026
AFEL-NPRT3-0626
1.800325.122
Common Stocks - 93.1%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc warrants (b)(c)(d)	405,132	567,185
ISRAEL - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Nova Ltd (b)(e)	313,732	157,000,905
JAPAN - 2.4%
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 2.4%
Allegro MicroSystems Inc (b)	2,545,014	123,433,179
Kioxia Holdings Corp (b)	166,300	40,237,726

TOTAL JAPAN		163,670,905
NETHERLANDS - 10.3%
Information Technology - 10.3%
Semiconductors & Semiconductor Equipment - 10.3%
ASML Holding NV depository receipt	188,548	271,318,686
NXP Semiconductors NV	1,510,006	443,322,662

TOTAL NETHERLANDS		714,641,348
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Silicon Motion Technology Corp ADR	293,830	64,284,128
Taiwan Semiconductor Manufacturing Co Ltd ADR	70,658	27,984,807

TOTAL TAIWAN		92,268,935
UNITED STATES - 76.9%
Information Technology - 76.9%
Electronic Equipment, Instruments & Components - 0.7%
Aeva Technologies Inc (b)(e)	23,620	377,684
Coherent Corp (b)	144,200	46,102,182
		46,479,866
Semiconductors & Semiconductor Equipment - 73.2%
Applied Materials Inc	42,200	16,647,478
ARM Holdings PLC ADR (b)(e)	312,600	65,746,032
Astera Labs Inc (b)	1,284,945	250,230,189
Broadcom Inc	1,976,373	824,997,382
Credo Technology Group Holding Ltd (b)	70,952	12,346,358
Entegris Inc	247,200	34,949,136
GlobalFoundries Inc (b)	4,513,698	291,584,891
Impinj Inc (b)	152,359	22,079,866
KLA Corp	32,000	56,011,200
Lam Research Corp	1,099,141	283,424,498
MACOM Technology Solutions Holdings Inc (b)	555,492	156,432,102
Marvell Technology Inc	3,795,123	626,764,563
Micron Technology Inc	455,901	235,773,761
Monolithic Power Systems Inc	211,902	342,096,708
NVIDIA Corp	7,598,536	1,516,439,831
ON Semiconductor Corp (b)	3,380,919	340,830,444
Synaptics Inc (b)	140,821	13,179,437
Wolfspeed Inc	759	22,413
		5,089,556,289
Software - 0.0%
Celestial AI Inc (c)(d)	122,702	3,681
Celestial AI Inc (Milestone 1) rights (b)(c)(d)	122,702	699,401
Celestial AI Inc (Milestone 2) rights (b)(c)(d)	122,702	534,981
Celestial AI Inc (Milestone 3) rights (b)(c)(d)	122,702	157,059
Celestial AI Inc escrow shares (c)(d)	122,702	0
		1,395,122
Technology Hardware, Storage & Peripherals - 3.0%
Western Digital Corp	472,915	205,491,026
TOTAL UNITED STATES		5,342,922,303
TOTAL COMMON STOCKS (Cost $2,844,704,244)		6,471,071,581

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (c)(d) (Cost $476,900)	476,900	481,049

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(c)(d)	21,300	1,639,248
ISRAEL - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Element Labs Inc Series A (b)(c)(d)	199,700	4,682,965
Element Labs Inc Series B (c)(d)	88,900	2,145,157
Element Labs Inc Series C (c)	651,200	18,057,776

TOTAL ISRAEL		24,885,898
UNITED STATES - 0.6%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	11,132	147,722
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	1,740	115,484
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	21,358	1,502,962
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	1,019	69,170
TOTAL FINANCIALS		1,835,338
Industrials - 0.0%
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (c)(d)	248,000	1,641,760
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.4%
Cerebras Systems Inc Series G (c)(d)	66,900	6,707,394
Cerebras Systems Inc Series H (c)(d)	49,500	4,962,870
Frore Systems Inc Series C (b)(c)(d)	143,630	4,133,671
Frore Systems Inc Series D (c)(d)	238,637	7,977,636
Menlo Microsystems Inc Series C (b)(c)(d)	79,800	43,890
Menlo Microsystems Inc Series C-1 (c)(d)	1,223,600	1,343,635
		25,169,096
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(c)(d)	48,363	1,494,900
Alif Semiconductor Series D (b)(c)(d)	48,000	1,561,440
Danger Devices Inc Series B (b)(c)(d)	1,157,700	1,041,930
Retym Inc Series C (b)(c)(d)	55,074	591,495
Retym Inc Series D (b)(c)(d)	13,663	154,392
SiMa Technologies Inc Series B (b)(c)(d)	30,638	219,674
SiMa Technologies Inc Series B1 (b)(c)(d)	18,145	147,882
		5,211,713
Software - 0.0%
Density Ai Inc (c)(d)	623,100	928,419
Lyte Ai Inc Series B (b)(c)(d)	34,117	385,863
		1,314,282
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	32,553	2,079,486
Lightmatter Inc Series C2 (b)(c)(d)	5,113	333,521
Lightmatter Inc Series D (b)(c)(d)	23,200	1,845,096
		4,258,103
TOTAL INFORMATION TECHNOLOGY		35,953,194
Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	18,335	602,487
TOTAL UNITED STATES		40,032,779
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $51,849,353)		66,557,925

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (c)(d)(f)	2,006,368	1,999,747
UNITED STATES - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	53,141	85,622
SiMa Technologies Inc 7.5% 12/31/2027 (c)(d)	561,000	823,866

TOTAL UNITED STATES		909,488
TOTAL PREFERRED SECURITIES (Cost $2,620,509)		2,909,235

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	194,520,989	194,559,893
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	126,677,321	126,689,988
TOTAL MONEY MARKET FUNDS (Cost $321,249,881)			321,249,881

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $3,220,900,887)	6,862,269,671
NET OTHER ASSETS (LIABILITIES) - 1.3%	89,936,126
NET ASSETS - 100.0%	6,952,205,797

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,852,740 or 0.8% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,726,989.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	142,053

Alif Semiconductor Series C	3/8/2022	981,698

Alif Semiconductor Series D	4/11/2025	1,296,821

Celestial AI Inc	2/25/2025	3,154

Celestial AI Inc (Milestone 1) rights	2/25/2025	255,356

Celestial AI Inc (Milestone 2) rights	2/25/2025	196,211

Celestial AI Inc (Milestone 3) rights	2/25/2025	57,267

Celestial AI Inc escrow shares	2/25/2025	0

Cerebras Systems Inc Series G	9/19/2025	2,423,948

Cerebras Systems Inc Series H	1/30/2026	4,406,272

Danger Devices Inc Series B	3/5/2025	1,042,509

Density Ai Inc	12/5/2025	928,410

Diamond Foundry Inc Series C	3/15/2021	440,040

Element Labs Inc Series A	2/11/2025	736,613

Element Labs Inc Series B	6/27/2025	780,444

Empower Semiconductor Inc Series D	6/27/2025	1,990,398

Frore Systems Inc Series C	5/10/2024	2,308,192

Frore Systems Inc Series D	2/26/2026	8,000,854

Lightmatter Inc Series C1	5/19/2023	535,718

Lightmatter Inc Series C2	12/18/2023	132,947

Lightmatter Inc Series D	10/11/2024	1,861,348

Lyte Ai Inc Series B	8/13/2024	432,811

Menlo Microsystems Inc Series C	2/9/2022	105,775

Menlo Microsystems Inc Series C-1	4/17/2026	1,343,635

Retym Inc Series C	5/17/2023 - 6/20/2023	428,575

Retym Inc Series D	1/29/2025	144,650

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 4/5/2026	53,141

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	561,000

SiMa Technologies Inc Series B	5/10/2021	157,094

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	128,664

Taalas Inc 0%	12/23/2025	2,006,368

Taalas Inc Series B	2/19/2025	1,169,655

Taalas Inc warrants	12/23/2025	405,132

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	476,900

Tenstorrent Holdings Inc Series C1	4/23/2021	103,509

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	1,683,575

Tenstorrent Holdings Inc Series D2	7/17/2024	77,424

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	126,070,951	2,043,933,336	1,975,455,542	2,368,502	11,148	-	194,559,893	194,520,989	0.3%
Fidelity Securities Lending Cash Central Fund	46,777,640	1,598,552,265	1,518,653,206	150,701	13,289	-	126,689,988	126,677,321	0.4%
Total	172,848,591	3,642,485,601	3,494,108,748	2,519,203	24,437	-	321,249,881

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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